Rule 497(e)
                                                          File Nos. 333-01153
                                                                and 811-07549


                            SCHWAB SELECT ANNUITY(R)
              ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated September 1, 2003 to the
                    Prospectus for the Schwab Select Annuity
                                dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Prospectus to BCE are changed to GWFS Equities, Inc.




This supplement should be retained with the Schwab Select Annuity Prospectus for future reference.

                                                                  Rule 497(e)
                                                          File Nos. 333-01153
                                                                and 811-07549


                            SCHWAB SELECT ANNUITY(R)
              ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated September 1, 2003 to the
        Statement of Additional Information for the Schwab Select Annuity
                                dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references to BCE in the Statement of Additional Information are changed to GWFS Equities, Inc.




This supplement should be retained with the Schwab Select Annuity Statement of Additional Information for future reference.